Financial Assets Measured at Fair Value Through Profit and Loss	6 Months Ended
Jun. 30, 2024
Financial Assets Measured at Fair Value Through Profit and Loss [Abstract]
FINANCIAL ASSETS MEASURED AT FAIR VALUE THROUGH PROFIT AND LOSS
5	FINANCIAL ASSETS MEASURED AT FAIR VALUE THROUGH PROFIT AND LOSS

	December 31, 2023	June 30, 2024
	RM	RM	USD
Unquoted shares:

At beginning of year	72,295	72,793	15,431
Addition	-	-	-
Disposal	-	-	-
Currency realignment	498	1,806	383
At end of year	72,793	74,599	15,814

Unquoted shares

Included in the unquoted shares are investment in the following:

●	5% (2022: 5%) equity interest in Zero Carbon Farms Ltd, an entity incorporated in United Kingdom.

●	0.1% (2022: 0.1%) equity interest in Unique Fire Holdings Berhad, an entity incorporated in Malaysia.

The above valuations are categorised under Level 3 of the fair value hierarchy, and are generally sensitive to the unobservable inputs. Any increase or decrease in transacted price would result in an increase or decrease in the fair value of the unquoted investments.

Any significant movement in inputs would result in a significant change to the fair value of the unquoted investment. There are no transfers between Levels 1 and 2 and into or out of Level 3 during the year.